Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets

	December 31, 2019	December 31, 2018
Assets:
Cash and cash equivalents	$5,213	$607
Prepayments and advances, net	38,221	-
Due from intercompany and others	6,147,054	6,224,210
TOTAL CURRENT ASSETS	6,190,488	6,224,817
Investment in subsidiaries, VIE, and VIEs' subsidiaries	48,218,876	30,532,534
TOTAL ASSETS	$54,409,364	$36,757,351
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$464,044	$-
TOTAL CURRENT LIABILITIES	464,044	-

Shareholders' equity
Class A common stock, $0.001 par value, 40,000,000 shares authorized, 17,710,471 and 8,491,177 shares issued and outstanding as of December 31, 2019 and 2018 respectively.	17,710	8,491
Class B common stock, $0.001 par value, 10,000,000 shares authorized, nil and 7,778,400 shares issued and outstanding as of December 31, 2019 and 2018 respectively.	-	7,778
Additional paid-in capital	28,369,076	13,361,447
Retained earnings	27,472,766	24,732,776
Accumulated other comprehensive income (loss)	(1,914,232)	(1,353,141)
Total shareholders' equity	53,945,320	36,757,351
Total liabilities and shareholders' equity	$54,409,364	$36,757,351

Schedule of condensed statements of comprehensive income

	For the year ended December 31,
	2019	2018	2017

Selling and marketing	$(15,005)	$-	$(175,523)
Administrative	(408,656)	(2,093,307)	(1,858,689)
Other income (expense)	(820)	(686)	(236,304)
Share of profit (loss) in subsidiaries, VIEs and VIEs' subsidiaries	3,164,471	$(3,050,722)	$9,406,903
Net income (loss)	2,739,990	(5,144,715)	7,136,387
Other comprehensive income
Foreign currency translation adjustment	(561,091)	(1,755,528)	2,249,081
Comprehensive income (loss)	$2,178,899	$(6,900,243)	$9,385,468

Schedule of condensed statement of cash flows

	For the years ended December 31,
	2019	2018	2017

Cash flows from operating activities:
Net income(loss)	$2,739,990	$(5,144,715)	$7,136,387
Adjustments to reconcile net income to net cash used in operating activities
Share of earnings in subsidiaries, VIEs and VIEs' subsidiaries	(3,164,471)	3,050,722	(9,406,903)
Impairment charge recognized	-	923,094	-
Due from intercompany and others	(38,561)	1,170,749	2,271,273
Accrued expenses and other current liabilities	467,648	-	-
Net cash provided by (used in) operating activities	4,606	(150)	757
Net (decrease)/increase in cash and cash equivalents	4,606	(150)	757
Cash and cash equivalents at beginning of the year	607	757	-
Cash and cash equivalents at end of the year	$5,213	$607	$757